UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                           Form 13F
                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [    ] is a restatement.
                               [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Invicta Capital Management LLC
Address:               60 East 42nd Street, Suite 2005
                       New York, NY  10165

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Gregory Weaver
Title:             President
Phone:             212-585-0100

Signature, Place, and Date of Signing:

/x/     Gregory Weaver     New York, NY                   5/09/11
        [Signature]        [City, State]                  [Date]

Report Type (Check only one):

[ x ] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[     ] 13 F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[     ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion a rereported by other reporting manager(s).

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              19
Form 13F Information Table Value Total:            $ 143,099
List of Other Included Managers:                     None



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE

ALLOT COMMUNICATIONS LTD	COMM		M0854Q105    12528 	800000 	SH	Sole	01		800000 	0	0
AMERIGON INC			COMM		03070L300    5345 	350000 	SH	Sole	01		350000 	0	0
AVIAT NETWORKS INC		COMM		05366Y102    4070 	787200	SH	Sole	01		787200 	0	0
CASCADE MICROTECH INC		COMM		147322101    6496 	1051200 SH	Sole	01		1051200 0	0
CHART INDUSTRIES INC		COMM		16115Q308    9759 	177300 	SH	Sole	01		177300 	0	0
DATALINK CORP			COMM		237934104    4284 	669400 	SH	Sole	01		669400 	0	0
DEMANDTEC INC			COMM		24802R506    8883 	675000 	SH	Sole	01		675000 	0	0
DYCOM INDUSTRIES INC		COMM		267475101    7363 	424600 	SH	Sole	01		424600 	0	0
GLOBAL TRAFFIC NETWORK INC	COMM		37947B103    5370 	430600 	SH	Sole	01		430600 	0	0
MAXWELL TECHNOLOGIES INC	COMM		577767106    1496 	86500 	SH	Sole	01		86500 	0	0
MINDSPEED TECHNOLOGIES INC	COMM		602682205    8625 	1019500 SH	Sole	01		1019500 0	0
NETSCOUT SYSTEMS INC		COMM		64115T104    6830 	250000 	SH	Sole	01		250000 	0	0
NOVA MEASURING INSTRUMENTS	COMM		M7516K103    10671 	1090850 SH	Sole	01		1090850 0	0
O2MICRO INTERNATIONAL-ADR	ADRS		67107W100    3088 	406284 	SH	Sole	01		406284 	0	0
ROVI CORP			COMM		779376102    4635 	86400 	SH	Sole	01		86400 	0	0
SILICON MOTION TECHNOL-ADR	ADRS		82706C108    8570 	1060700 SH	Sole	01		1060700 0	0
STEC INC			COMM		784774101    18318 	911800 	SH	Sole	01		911800 	0	0
TOWERSTREAM CORP		COMM		892000100    3128 	800000 	SH	Sole	01		800000 	0	0
VASCO DATA SECURITY INTL	COMM		92230Y104    13641 	993500 	SH	Sole	01		993500 	0	0
